Related Party Transactions - Summary of Related Parties Outstanding Balances of Receivables and Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade receivables [member]
Disclosure of transactions between related parties [Line Items]
Receivables	₩ 2,249	₩ 1,440
Loans and receivables [member]
Disclosure of transactions between related parties [Line Items]
Receivables	2,510
Other receivables [member]
Disclosure of transactions between related parties [Line Items]
Receivables	43,369	33,298
Trade payables [member]
Disclosure of transactions between related parties [Line Items]
Payables		3
Other payables [member]
Disclosure of transactions between related parties [Line Items]
Payables	7,536	55,000
KT Wibro Infra Co., Ltd. [member] | Other payables [member]
Disclosure of transactions between related parties [Line Items]
Payables		43,394
K-Realty CR-REITs No.1 [member] | Trade receivables [member]
Disclosure of transactions between related parties [Line Items]
Receivables	778	882
K-Realty CR-REITs No.1 [member] | Other receivables [member]
Disclosure of transactions between related parties [Line Items]
Receivables	33,800	33,110
MOS GS Co., Ltd. [member] | Trade receivables [member]
Disclosure of transactions between related parties [Line Items]
Receivables	17	9
MOS GS Co., Ltd. [member] | Other receivables [member]
Disclosure of transactions between related parties [Line Items]
Receivables		1
MOS GS Co., Ltd. [member] | Other payables [member]
Disclosure of transactions between related parties [Line Items]
Payables	392	1,494
MOS Daegu Co., Ltd. [member] | Trade receivables [member]
Disclosure of transactions between related parties [Line Items]
Receivables	1	1
MOS Daegu Co., Ltd. [member] | Other payables [member]
Disclosure of transactions between related parties [Line Items]
Payables	1,388	1,082
MOS Chungcheong Co., Ltd. [member] | Trade receivables [member]
Disclosure of transactions between related parties [Line Items]
Receivables	1	6
MOS Chungcheong Co., Ltd. [member] | Other receivables [member]
Disclosure of transactions between related parties [Line Items]
Receivables	290	1
MOS Chungcheong Co., Ltd. [member] | Other payables [member]
Disclosure of transactions between related parties [Line Items]
Payables	1,827	2,065
MOS Gangnam Co., Ltd. [member] | Trade receivables [member]
Disclosure of transactions between related parties [Line Items]
Receivables	6	6
MOS Gangnam Co., Ltd. [member] | Other receivables [member]
Disclosure of transactions between related parties [Line Items]
Receivables	1	1
MOS Gangnam Co., Ltd. [member] | Other payables [member]
Disclosure of transactions between related parties [Line Items]
Payables	287	1,129
MOS GB Co., Ltd. [member] | Trade receivables [member]
Disclosure of transactions between related parties [Line Items]
Receivables	17	19
MOS GB Co., Ltd. [member] | Other receivables [member]
Disclosure of transactions between related parties [Line Items]
Receivables	1	5
MOS GB Co., Ltd. [member] | Other payables [member]
Disclosure of transactions between related parties [Line Items]
Payables	778	2,167
MOS BS Co., Ltd. [member] | Trade receivables [member]
Disclosure of transactions between related parties [Line Items]
Receivables	34	34
MOS BS Co., Ltd. [member] | Other receivables [member]
Disclosure of transactions between related parties [Line Items]
Receivables	1	1
MOS BS Co., Ltd. [member] | Other payables [member]
Disclosure of transactions between related parties [Line Items]
Payables	46	1,114
MOS Honam Co., Ltd. [member] | Trade receivables [member]
Disclosure of transactions between related parties [Line Items]
Receivables	2	2
MOS Honam Co., Ltd. [member] | Other receivables [member]
Disclosure of transactions between related parties [Line Items]
Receivables	1
MOS Honam Co., Ltd. [member] | Other payables [member]
Disclosure of transactions between related parties [Line Items]
Payables	384	1,289
Others [member] | Trade receivables [member]
Disclosure of transactions between related parties [Line Items]
Receivables	54	481
Others [member] | Other receivables [member]
Disclosure of transactions between related parties [Line Items]
Receivables	1,281	179
Others [member] | Trade payables [member]
Disclosure of transactions between related parties [Line Items]
Payables		3
Others [member] | Other payables [member]
Disclosure of transactions between related parties [Line Items]
Payables	2,135	₩ 1,266
K Bank Inc. [member] | Trade receivables [member]
Disclosure of transactions between related parties [Line Items]
Receivables	1,338
K Bank Inc. [member] | Other receivables [member]
Disclosure of transactions between related parties [Line Items]
Receivables	7,994
K Bank Inc. [member] | Other payables [member]
Disclosure of transactions between related parties [Line Items]
Payables	296
NgeneBio [Member] | Trade receivables [member]
Disclosure of transactions between related parties [Line Items]
Receivables	1
NgeneBio [Member] | Loans and receivables [member]
Disclosure of transactions between related parties [Line Items]
Receivables	2,510
NgeneBio [Member] | Other payables [member]
Disclosure of transactions between related parties [Line Items]
Payables	₩ 3